Impairment of asset held for sale - Summary of Impairment Loss and Reversal of Impairment Loss (Detail) £ in Millions	12 Months Ended
Dec. 31, 2022 GBP (£)
Impairment of assets held for sale
Goodwill	£ 1.6
Intangible assets	15.8
Property, plant and equipment	0.5
Inventories	0.4
Assets previously classified as held for sale	18.3
Trade and other payables	(0.2)
Deferred tax liabilities	(4.1)
Liabilities previously associated with assets held for sale	(4.3)
Impairment charges impacting operating profit	18.3
Release of other liabilities	(0.2)
Other costs associated with discontinued investment	0.2
Expenses recognised within operating profit	18.3
Release of deferred tax liabilities	(4.1)
Loss recognised within the income statement	£ 14.2